BASIC AND DILUTED NET LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2016
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Net Loss Per Share

	Year ended December 31,
	2014	2015	2016

Net loss available to shareholders of ordinary shares	$(56,566)	$(51,334)	$(46,896)

Denominator:
Shares used in computing net loss per ordinary shares, basic and diluted	37,847,093	39,408,928	42,032,818